Filed with the Securities and Exchange Commission on January 31, 1997.

                                                               File No. 2-91577
                                                               File No. 811-4049

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.     ____

         Post-Effective Amendment No.     22
                                         ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     24
                          ----

                                AARP Income Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         Two International Place, Boston, MA            02110-4103
       ----------------------------------------         ----------
       (Address of Principal Executive Offices)         (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          ___     immediately upon filing pursuant to paragraph (b)

           X      on February 1, 1997 pursuant to paragraph (b)
          ---
          ___     60 days after filing pursuant to paragraph (a)(i)

          ___     on _______________ pursuant to paragraph (a)(i)

          ___     75 days after filing pursuant to paragraph (a)(ii)

          ___     on _______________ pursuant to paragraph (a)(ii) of Rule 485

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on November 29, 1996.

AARP INCOME TRUST
                              CROSS-REFERENCE SHEET

PART A                              Items Required by Form N-1A
------                              ---------------------------

Item No.     Item Caption               Prospectus Caption
--------     ------------               ------------------
1.           Cover Page                 COVER PAGE

2.           Synopsis                   FUND EXPENSES
                                        EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
                                             INVESTMENT IN EACH AARP FUND
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
                                        WHAT DOES THE AARP INVESTMENT PROGRAM OFFER ME?


3.           Condensed Financial        FINANCIAL HIGHLIGHTS
             Information                UNDERSTANDING FUND PERFORMANCE

4.           General Description        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
             of Registrant              INVESTMENT OBJECTIVES AND POLICIES
                                        OTHER INVESTMENT POLICIES AND RISK FACTORS
                                        FUND ORGANIZATION

5.           Management of the          FUND EXPENSES
             Fund                       EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
                                             INVESTMENT IN EACH AARP FUND
                                        FINANCIAL HIGHLIGHTS
                                        FUND ORGANIZATION
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM

5A.                                     NOT APPLICABLE

6.           Capital Stock and          ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS
             Other Securities             AND TAXES
                                        FUND ORGANIZATION
                                        ACCESS TO YOUR INVESTMENT

7.           Purchase of Securities     OPENING AN ACCOUNT
             Being Offered              ADDING TO YOUR INVESTMENT
                                        EXCHANGING
                                        INVESTOR SERVICES
                                        WIRE TRANSFER INSTRUCTIONS

8.           Redemption or              EXCHANGING
             Repurchase                 ACCESS TO YOUR INVESTMENT
                                        SIGNATURE GUARANTEES
                                        INVESTOR SERVICES

9.           Pending Legal              NOT APPLICABLE
             Proceedings


                            Cross Reference - Page 1


PART B
------
                                        Caption in Statement of
Item No.     Item Caption               Additional Information
--------     ------------               ----------------------
10.          Cover Page                 COVER PAGE

11.          Table of Contents          TABLE OF CONTENTS

12.          General Information        TRUST ORGANIZATION
             and History

13.          Investment Objectives      THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
             and Policies               BROKERAGE AND PORTFOLIO TURNOVER

14.          Management of the          MANAGEMENT OF THE FUNDS
             Fund                       TRUSTEES AND OFFICERS
                                        REMUNERATION

15.          Control Persons and        TRUSTEES AND OFFICERS
             Principal Holders
             of Securities

16.          Investment Advisory        MANAGEMENT OF THE FUNDS
             and Other Services         TRUSTEES AND OFFICERS
                                        OTHER INFORMATION

17.          Brokerage Allocation       BROKERAGE AND PORTFOLIO TURNOVER

18.          Capital Stock and          TRUST ORGANIZATION
             Other Securities

19.          Purchase, Redemption       THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
             and Pricing of             PURCHASES
             Securities Being           REDEMPTIONS
             Offered                    RETIREMENT PLANS
                                        OTHER PLANS
                                        NET ASSET VALUE

20.          Tax Status                 TAXES

21.          Underwriters               DISTRIBUTOR

22.          Calculations of            DIVIDENDS AND YIELD
             Performance Data

23.          Financial Statements       FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                             Part A (the Prospectus)

Part A of this Post-Effective Amendment to the Registration Statement is incorporated by reference in its entirety to the Fund's current Post-Effective Amendment No. 21 on Form N-1A filed on January 30, 1997.

                    Part B (the Statement of Additional Information)

Part B of this Post-Effective Amendment to the Registration Statement is incorporated by reference in its entirety to the Fund's current Post-Effective Amendment No. 21 on Form N-1A filed on January 30, 1997.

                                AARP INCOME TRUST

                            PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits
--------       ---------------------------------

                   a.      Financial Statements
                           Included in Part A of this Registration Statement:

                                    Financial Highlights for AARP GNMA and U.S. Treasury
                                    Fund and AARP High Quality Bond Fund for ten fiscal
                                    years ended September 30, 1996.

                                    Financial Highlights for AARP Bond Fund for Income to be
                                    filed by amendment.

                           Included in Part B of this Registration Statement:

                           For AARP GNMA and U.S. Treasury Fund and AARP High Quality Bond
                           Fund:

                                    List of Investments as of September 30, 1996
                                    Statements of Assets and Liabilities as of September 30,
                                    1996
                                    Statements of Operations for the fiscal year ended
                                    September 30, 1996
                                    Statements of Changes in Net Assets for the fiscal year
                                    ended September 30, 1996
                                    Financial Highlights for the six fiscal years ended
                                    September 30, 1996
                                    Notes to Financial Statements.

                           For AARP Bond Fund for Income:

                                    Statement of Assets and Liabilities dated ____________
                                    to be filed by amendment.
                                    Statements, schedules and historical information other
                                    than those listed above have been omitted since they are
                                    either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Declaration of Trust dated June 8, 1984, as amended November 1, 1984.
                                              (Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement.)

                                      (a)(2)  Certificate of Amendment dated September 15, 1989 to Declaration of
                                              Trust.
                                              (Previously filed as Exhibit 1(a)(2) to Post-Effective Amendment No.
                                              11 to the Registration Statement.)

                                      (a)(3)  Certificate of Amendment dated January 25, 1994 to Declaration of
                                              Trust.
                                              (Previously filed as Exhibit 1(a)(3) to Post-Effective Amendment No.
                                              17 to the Registration Statement.)

                                      (a)(4)  Amended and Restated Declaration of Trust dated September 13, 1996.
                                              (Previously filed as Exhibit 2(a)(4) to Post-Effective Amendment No.
                                              20 to the Registration Statement.)


                                Part C - Page 1

                                      (b)(1)  Establishment of Series dated November 27, 1984.
                                              (Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 5 to the Registration Statement.)

                                      (b)(2)  Redesignation of Series dated March 28, 1990.
                                              (Previously filed as Exhibit 1(b)(2) to Post-Effective Amendment No.
                                              13 to the Registration Statement.)

                                      (b)(3)  Establishment and Designation of Series of Beneficial Interest dated
                                              November 12, 1996.
                                              (Previously filed as Exhibit 1(b)(3) to Post-Effective Amendment No.
                                              20 to the Registration Statement.)

                             2.       (a)(1)  By-Laws of the Registrant as amended June 17, 1992.
                                              (Previously filed as Exhibit 2 to Post-Effective Amendment No. 14 to the Registration Statement.)

                                      (a)(2)  By-Laws of the Registrant as amended March 17, 1993.
                                              (Previously filed as Exhibit 2(a)(2) to Post-Effective Amendment No.
                                              15 to the Registration Statement.)

                                      (a)(3)  Certificate as to Resolution of Board Members dated June 24, 1996.
                                              (Previously filed as Exhibit 2(a)(3) to Post-Effective Amendment No.
                                              20 to the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial  interest having a par value of $.01 per share.  (Previously filed as Exhibit
                                              4 to Post-Effective Amendment No. 1 to the Registration Statement.)

                             5.       (a)     Investment Management and Advisory Agreement between the Registrant and AARP/Scudder Financial Management Company dated January 2, 1987.
                                              (Previously filed as Exhibit 5(a) to Post-Effective Amendment No. 11 to the Registration Statement.)  Terminated February 1, 1994.

                                      (a)(1)  Investment Management Agreement between the Registrant and Scudder,
                                              Stevens & Clark, Inc. dated February 1, 1994.
                                              (Previously filed as Exhibit 5(a)(1) to Post-Effective Amendment No.
                                              17 to the Registration Statement.)

                                      (a)(2)  Form of Supplement to Investment Management Agreement with respect to AARP Bond Fund for Income between the Registrant and Scudder,
                                              Stevens & Clark, Inc. dated February 1, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                              Registration Statement.)

                                      (b)     Subadvisory Agreement among AARP/Scudder Financial Management
                                              Company, Scudder, Stevens & Clark, Inc., the Registrant, AARP Growth
                                              Trust and AARP Insured Tax Free Income Trust dated December 16, 1985.
                                              (Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 6 to the Registration Statement.)  Terminated February 1, 1994.


                                Part C - Page 2

                             6.               Underwriting Agreement between the Registrant and Scudder Fund
                                              Distributors, Inc. dated September 4, 1985.  (Previously filed as
                                              Exhibit 6 to Post-Effective Amendment No. 5 to the Registration
                                              Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company dated November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(1) to Post-Effective Amendment No.
                                              5 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(l).
                                              (Previously filed as Exhibit 8(a)(2) to Post-Effective Amendment No.
                                              5 to the Registration Statement.)

                                      (a)(3)  Additional Provision to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(3) to Post-Effective Amendment No.
                                              5 to the Registration Statement.)

                                      (a)(4)  Amendment No. 1 dated July 29, 1985 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated
                                              November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(4) to Post-Effective Amendment No.
                                              5 to the Registration Statement.)

                                      (a)(5)  Amendment dated September 23, 1987 to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated
                                              November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(5) to Post-Effective Amendment No.
                                              10 to the Registration Statement.)

                                      (a)(6)  Amendment dated September 15, 1988 to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated
                                              November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(6) to Post-Effective Amendment No.
                                              10 to the Registration Statement.)

                                      (a)(7)  Form of revised fee schedule for Exhibit 8(a)(1).
                                              (Previously filed as Exhibit 8(a)(7) to Post-Effective Amendment No.
                                              18 to the Registration Statement.)

                             9.       (a)     Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Previously filed as Exhibit 9(a) to Post-Effective Amendment No. 11 to the Registration Statement.)

                                      (b)     Member Services Agreement among AARP/Scudder Financial Management
                                              Company, AARP Financial Services Corp., the Registrant, AARP Growth
                                              Trust and AARP Insured Tax Free Income Trust dated November 30, 1984.
                                              (Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 6 to the Registration Statement.)  Terminated February 1, 1994.


                                Part C - Page 3

                                      (b)(1)  Member Services Agreement between AARP Financial Services Corp. and
                                              Scudder, Stevens & Clark, Inc. dated February 1, 1994.
                                              (Previously filed as Exhibit 9(b)(1) to Post-Effective Amendment No.
                                              17 to the Registration Statement.)

                                      (c)     Service Mark License Agreement among Scudder, Stevens & Clark,
                                              American Association of Retired Persons, the Registrant, AARP Growth
                                              Trust and AARP Insured Tax Free Income Trust dated November 30, 1984.
                                              (Previously filed as Exhibit 9(c) to Post-Effective Amendment No. 6 to the Registration Statement.)

                                      (c)(1)  Service Mark License Agreement among Scudder, Stevens & Clark,
                                              American Association of Retired Persons, the Registrant, AARP Cash
                                              Investment Trust, AARP Growth Trust and AARP Tax Free Income Trust
                                              dated March 20, 1996.
                                              (Previously filed as Exhibit 9(c)(1) to Post-Effective Amendment No.
                                              20 to the Registration Statement.)

                                      (d)     Shareholder Service Agreement between the Registrant and Scudder
                                              Service Corporation dated June 1, 1988.
                                              (Previously filed as Exhibit 9(d) to Post-Effective Amendment No. 10 to the Registration Statement.)

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP GNMA and U.S. Treasury Fund and Scudder Fund Accounting
                                              Corporation dated November 10, 1995.
                                              (Previously filed as Exhibit 9(e) to Post-Effective Amendment No. 18 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP High Quality Bond Fund and Scudder Fund Accounting
                                              Corporation dated October 10, 1995.
                                              (Previously filed as Exhibit 9(f) to Post-Effective Amendment No. 18 to the Registration Statement.)

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Individual Retirement Account (IRA).
                                              (Previously filed as Exhibit 14(a) to Post-Effective Amendment No. 1 to the Registration Statement.)

                                      (b)     Harvest Plan for Self-Employed Persons and Corporations.
                                              (Previously filed as Exhibit 14(b) to Post-Effective Amendment No. 1 to the Registration Statement.)

                             15.              Inapplicable.


                                Part C - Page 4

                             16.              Schedule for Computation of Performance Data.
                                              (Previously filed as Exhibit 16 to Post-Effective Amendment No. 11 to the Registration Statement.)

                             17.              Financial Data Schedules.
                                              (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                              Registration Statement.)

                             18.              Inapplicable.

Power of Attorney for Cuyler W. Findlay, Adelaide Attard, Cyril F. Brickfield, Robert N. Butler, Edgar R. Fiedler, Eugene P. Forrester, George L. Maddox, Jr., and Robert J. Myers is incorporated by reference to the Signature Page of Post-Effective Amendment No. 9.

Power of Attorney for Carole Lewis Anderson, Linda C. Coughlin, Horace Deets and Wayne F. Haefer is incorporated by reference to the Signature Page of Post-Effective Amendment No. 18 to the Registration Statement.

Power of Attorney for James H. Schultz and Gordon Shillinglaw is incorporated by reference to the Signature Page of Post-Effective Amendment No. 20 to the Registration Statement.

Power of Attorney for Esther Canja is incorporated by reference to the Signature Pages of Post-Effective Amendment No. 21 to the Registration Statement.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of December 31, 1996).
--------          ----------------------------------------------------------

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------
                   Shares of beneficial interest
                   with par value of $.01

                       AARP High Quality Bond Fund                                       52,647
                       AARP GNMA and U.S. Treasury Fund                                 244,631
                       AARP Bond Fund for Income                                           0

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1 No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any


                                Part C - Page 5
                  personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholders Shares are issued. The rights accruing to a Shareholder under this
                  Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2 Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, agent or service provider thereof for any action or failure to act by him (or her) or any other such Trustee, officer, employee, agent or service provider (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "service provider" as used in this Section 4.2, shall include any investment adviser, principal underwriter or other person with whom the Trust has an agreement for provision of services.

                  Section 4.3 Mandatory Indemnification.

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                           "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (A) by the court or other body approving the settlement or other disposition; or


                                Part C - Page 6

                                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                           (i) such undertaking is secured by a surety bond or some appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*


                                Part C - Page 7

                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           President, The Japan Fund, Inc. (investment company)**
                           Director, Sovereign High Yield Investment Company (investment company)+

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           President & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*


                                Part C - Page 8

                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder California Tax Free Trust (investment company)*


                                Part C - Page 9

                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Assistant Secretary, Scudder Realty Holdings Corporation (a
                                 real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**


                                Part C - Page 10

                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg


                                Part C - Page 11

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.


                                Part C - Page 12

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Chairman and Trustee
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     Vice President
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President and
         Two International Place           Treasurer                               Assistant Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Assistant Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154


                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Senior Vice President                   Vice President and
         345 Park Avenue                                                           Secretary
         New York, NY  10154

         Edmund J. Thimme                  Director and Vice President             None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------
               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.


                                Part C - Page 14

Item 32.          Undertakings.
--------          -------------

                  The Registrant hereby undertakes to file post-effective amendments, using reasonably current financial statements of AARP Bond Fund for Income, within four to six months from the effectiveness date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of a Fund's latest annual report to shareholders upon request and without change.

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will submit unless in the opinion of its counsel the matter has been settled by controlling precedent, to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                Part C - Page 15

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31th day of January, 1997.

                                        AARP INCOME TRUST

                                    By  /s/Thomas F. McDonough
                                        ---------------------------------------
                                        Thomas F. McDonough, Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----

/s/Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Chairman and Trustee                January 31, 1997

/s/Carole Lewis Anderson
--------------------------------------
Carole Lewis Anderson*                      Trustee                             January 31, 1997

/s/Adelaide Attard
--------------------------------------
Adelaide Attard*                            Trustee                             January 31, 1997

/s/Cyril F. Brickfield
--------------------------------------
Cyril F. Brickfield*                        Trustee                             January 31, 1997

/s/Robert N. Butler
--------------------------------------
Robert N. Butler*                           Trustee                             January 31, 1997

/s/Esther Canja
--------------------------------------
Esther Canja*                               Trustee                             January 31, 1997

/s/Horace Deets
--------------------------------------
Horace Deets*                               Vice Chairman and Trustee           January 31, 1997

/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Trustee                             January 31, 1997

/s/Eugene P. Forrester
--------------------------------------
Eugene P. Forrester*                        Trustee                             January 31, 1997

/s/Wayne F. Haefer
--------------------------------------
Wayne F. Haefer*                            Trustee                             January 31, 1997

/s/George L. Maddox, Jr.
--------------------------------------
George L. Maddox, Jr.*                      Trustee                             January 31, 1997

/s/Robert J. Myers
--------------------------------------
Robert J. Myers*                            Trustee                             January 31, 1997



SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----

/s/James H. Schulz
--------------------------------------
James H. Schulz*                            Trustee                             January 31, 1997

/s/Gordon Shillinglaw
--------------------------------------
Gordon Shillinglaw*                         Trustee                             January 31, 1997

/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and  January 31, 1997
                                            Accounting Officer)



*By      /s/Thomas F. McDonough
         ---------------------------------------
         Thomas F. McDonough
         Attorney-in-fact pursuant to a power of
         attorney contained in the signature pages of
         Post-Effective Amendment No. 9 to the
         Registration Statement filed December 4,
         1987,Post-Effective Amendment No. 18 to
         the Registration Statement filed January 19,
         1996, Post-Effective Amendment No. 20 to
         the Registration Statement filed November
         15, 1996 and Post-Effective Amendment
         No. 21 to the Registration Statement
         filed January 30, 1997.

                                                               File No. 2-91577
                                                               File No. 811-4049




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 22

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 24

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                                AARP INCOME TRUST

                                AARP INCOME TRUST

                                  EXHIBIT INDEX

                                   Exhibit 11